UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

One Congress Street

Boston, Massachusetts 02114

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Report to Stockholders.

(a)	The Report to Shareholders is attached herewith.

State Street Institutional Small-Cap Equity Fund

Investment: SIVIX

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Small-Cap Equity Fund (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$468,363,755
  Number of Portfolio Holdings327
  Portfolio Turnover Rate23%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Regional Banks	10.1%
Industrial Machinery & Supplies & Components	5.9%
Building Products	4.7%
Application Software	3.7%
Healthcare Equipment	3.6%
Specialty Chemicals	3.4%
Electronic Equipment & Instruments	2.7%
Biotechnology	2.6%
Oil & Gas Exploration & Production	2.4%
Life Sciences Tools & Services	2.2%

Top Ten Holdings

Table Summary
Holdings	%
MSA Safety, Inc.	1.4%
CSW Industrials, Inc.	1.3%
Darling Ingredients, Inc.	1.2%
Enerpac Tool Group Corp.	1.2%
IDACORP, Inc.	1.1%
Applied Industrial Technologies, Inc.	1.1%
Ingevity Corp.	1.1%
Murphy USA, Inc.	1.1%
Boot Barn Holdings, Inc.	1.0%
Mueller Industries, Inc.	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SIVIX

State Street Institutional Small-Cap Equity Fund

Service: SSQSX

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Small-Cap Equity Fund (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$49	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$468,363,755
  Number of Portfolio Holdings327
  Portfolio Turnover Rate23%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Regional Banks	10.1%
Industrial Machinery & Supplies & Components	5.9%
Building Products	4.7%
Application Software	3.7%
Healthcare Equipment	3.6%
Specialty Chemicals	3.4%
Electronic Equipment & Instruments	2.7%
Biotechnology	2.6%
Oil & Gas Exploration & Production	2.4%
Life Sciences Tools & Services	2.2%

Top Ten Holdings

Table Summary
Holdings	%
MSA Safety, Inc.	1.4%
CSW Industrials, Inc.	1.3%
Darling Ingredients, Inc.	1.2%
Enerpac Tool Group Corp.	1.2%
IDACORP, Inc.	1.1%
Applied Industrial Technologies, Inc.	1.1%
Ingevity Corp.	1.1%
Murphy USA, Inc.	1.1%
Boot Barn Holdings, Inc.	1.0%
Mueller Industries, Inc.	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSQSX

State Street Institutional U.S. Equity Fund

Investment: SUSIX

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Equity Fund (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$319,356,827
  Number of Portfolio Holdings98
  Portfolio Turnover Rate21%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors	14.3%
Interactive Media & Services	9.0%
Systems Software	6.4%
Technology Hardware, Storage & Peripherals	5.2%
Broadline Retail	4.5%
Pharmaceuticals	4.1%
Diversified Banks	3.3%
Financial Exchanges & Data	3.3%
Integrated Oil & Gas	2.9%
Transaction & Payment Processing Services	2.4%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	8.5%
Microsoft Corp.	5.4%
Apple, Inc.	5.2%
Alphabet, Inc., Class A	5.1%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.3%
Meta Platforms, Inc., Class A	3.1%
Exxon Mobil Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SUSIX

State Street Institutional U.S. Equity Fund

Service: SUSSX

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Equity Fund (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$31	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$319,356,827
  Number of Portfolio Holdings98
  Portfolio Turnover Rate21%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors	14.3%
Interactive Media & Services	9.0%
Systems Software	6.4%
Technology Hardware, Storage & Peripherals	5.2%
Broadline Retail	4.5%
Pharmaceuticals	4.1%
Diversified Banks	3.3%
Financial Exchanges & Data	3.3%
Integrated Oil & Gas	2.9%
Transaction & Payment Processing Services	2.4%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	8.5%
Microsoft Corp.	5.4%
Apple, Inc.	5.2%
Alphabet, Inc., Class A	5.1%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.3%
Meta Platforms, Inc., Class A	3.1%
Exxon Mobil Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SUSSX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Semi-Annual Financial Statements and Other Information
March 31, 2026

State Street Institutional Funds
State Street Institutional U.S. Equity Fund
State Street Institutional Small-Cap Equity Fund

State Street Institutional Funds
Semi-Annual Financial Statements and Other Information
March 31, 2026 (Unaudited)
Table of Contents
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (NCSR Item11) - Not Applicable
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may find the fund’s prospectus and other information about the fund online at www.ssga.com or you also may get this information at no cost by calling 1-800-242-0134 or by sending an e-mail request to Statestreetfunds@ssga.com. Please read the prospectus carefully before you invest.

[This page intentionally left blank]

State Street Institutional U.S. Equity Fund
Schedule of Investments — March 31, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 95.6% †
Aerospace & Defense - 0.7%
RTX Corp.	12,036	$2,321,744
Application Software - 2.2%
Adobe, Inc. (a)	3,714	902,799
Intuit, Inc.	1,449	626,519
Salesforce, Inc.	14,048	2,622,340
Synopsys, Inc. (a)	7,117	2,821,748
		6,973,406
Automobile Manufacturers - 1.1%
General Motors Co.	24,766	1,845,067
Tesla, Inc. (a)	4,724	1,756,147
		3,601,214
Automotive Retail - 0.5%
O'Reilly Automotive, Inc. (a)	17,595	1,624,194
Biotechnology - 0.3%
Vertex Pharmaceuticals, Inc. (a)	2,301	1,027,489
Broadline Retail - 4.5%
Amazon.com, Inc. (a)	69,747	14,526,208
Building Products - 0.6%
Trane Technologies PLC	4,327	1,803,234
Construction & Engineering - 0.1%
MasTec, Inc. (a)	855	275,088
Construction Machinery & Heavy Transportation Equipment - 1.2%
Westinghouse Air Brake Technologies Corp.	15,358	3,838,118
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	3,744	2,204,018
Consumer Staples Merchandise Retail - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	24,992	2,459,712
Costco Wholesale Corp.	1,200	1,195,716
Walmart, Inc.	23,324	2,898,707
		6,554,135
Copper - 0.3%
Freeport-McMoRan, Inc.	15,668	920,965
	Number of Shares	Fair Value
Data Center REITs - 0.9%
Equinix, Inc. (b)	2,946	$2,887,787
Data Processing & Outsourced Services - 0.2%
Broadridge Financial Solutions, Inc.	3,071	498,976
Diversified Banks - 3.3%
Bank of America Corp.	93,187	4,542,866
JPMorgan Chase & Co.	20,218	5,947,327
		10,490,193
Electric Utilities - 1.1%
NextEra Energy, Inc.	37,957	3,525,446
Electrical Components & Equipment - 2.0%
Eaton Corp. PLC	6,656	2,380,652
Emerson Electric Co.	30,101	3,943,833
		6,324,485
Electronic Components - 0.9%
Amphenol Corp., Class A	21,571	2,725,496
Environmental & Facilities Services - 1.4%
Tetra Tech, Inc.	28,071	845,498
Waste Management, Inc.	16,159	3,713,177
		4,558,675
Financial Exchanges & Data - 3.3%
CME Group, Inc.	3,597	1,062,374
Intercontinental Exchange, Inc.	25,828	4,062,228
S&P Global, Inc.	12,484	5,309,944
		10,434,546
Healthcare Equipment - 2.1%
Abbott Laboratories	12,662	1,300,008
Boston Scientific Corp. (a)	49,381	3,098,658
Dexcom, Inc. (a)	12,218	767,290
Intuitive Surgical, Inc. (a)	3,051	1,406,480
		6,572,436
Healthcare Supplies - 0.4%
Cooper Cos., Inc. (a)	16,370	1,170,455
Home Improvement Retail - 1.6%
Home Depot, Inc.	14,372	4,726,807
Lowe's Cos., Inc.	1,430	337,880
		5,064,687
See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional U.S. Equity Fund	1

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Household Products - 0.5%
Procter & Gamble Co.	12,095	$1,747,002
Independent Power Producers & Energy Traders - 0.3%
Vistra Corp.	6,038	907,693
Industrial Gases - 1.3%
Linde PLC	8,163	4,046,889
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	4,663	4,174,504
Insurance Brokers - 0.8%
Marsh & McLennan Cos., Inc.	15,470	2,683,272
Integrated Oil & Gas - 2.9%
Chevron Corp.	15,345	3,174,880
Exxon Mobil Corp.	35,519	6,026,154
		9,201,034
Interactive Media & Services - 9.0%
Alphabet, Inc., Class A	56,820	16,339,159
Alphabet, Inc., Class C	8,534	2,448,064
Meta Platforms, Inc., Class A	17,155	9,814,890
		28,602,113
Investment Banking & Brokerage - 0.3%
Robinhood Markets, Inc., Class A (a)	12,539	868,953
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A	2,862	567,506
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	10,295	1,173,424
Danaher Corp.	12,963	2,457,785
Repligen Corp. (a)	6,487	764,299
Thermo Fisher Scientific, Inc.	4,106	2,018,222
Waters Corp. (a)	404	120,311
		6,534,041
Movies & Entertainment - 1.1%
Netflix, Inc. (a)	25,277	2,430,384
Walt Disney Co.	12,306	1,186,052
		3,616,436
Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc., Class B (a)	7,517	3,602,146
	Number of Shares	Fair Value
Multi-Utilities - 1.3%
CMS Energy Corp.	12,151	$942,674
Sempra	33,323	3,237,996
		4,180,670
Oil & Gas Exploration & Production - 0.4%
EQT Corp.	19,561	1,244,862
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A	10,282	592,654
Passenger Ground Transportation - 1.2%
Uber Technologies, Inc. (a)	53,709	3,863,288
Pharmaceuticals - 4.1%
AstraZeneca PLC ADR	8,242	1,625,487
Eli Lilly & Co.	6,047	5,561,849
Johnson & Johnson	14,958	3,656,334
Merck & Co., Inc.	17,528	2,108,443
		12,952,113
Property & Casualty Insurance - 0.9%
American International Group, Inc.	7,016	527,954
Chubb Ltd.	4,052	1,320,668
Progressive Corp.	4,648	921,420
		2,770,042
Real Estate Services - 0.7%
CBRE Group, Inc., Class A (a)	15,934	2,158,420
Regional Banks - 0.5%
Regions Financial Corp.	64,271	1,678,759
Restaurants - 0.5%
McDonald's Corp.	5,294	1,645,322
Semiconductor Materials & Equipment - 1.8%
Applied Materials, Inc.	12,880	4,402,255
Lam Research Corp.	6,692	1,429,813
		5,832,068
Semiconductors - 14.3%
Advanced Micro Devices, Inc. (a)	23,364	4,752,939
Broadcom, Inc. (b)	33,891	10,489,603
Micron Technology, Inc.	5,264	1,778,390
NVIDIA Corp.	156,473	27,288,891
See Notes to Schedules of Investments and Notes to Financial Statements.

2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Texas Instruments, Inc.	7,681	$1,491,189
		45,801,012
Soft Drinks & Non-alcoholic Beverages - 0.8%
Monster Beverage Corp. (a)	19,880	1,440,505
PepsiCo, Inc.	7,599	1,180,049
		2,620,554
Specialty Chemicals - 0.2%
Ecolab, Inc.	1,865	496,127
International Flavors & Fragrances, Inc.	4,134	299,922
		796,049
Systems Software - 6.4%
Crowdstrike Holdings, Inc., Class A (a)	1,738	678,533
Microsoft Corp.	46,915	17,366,526
Oracle Corp.	10,859	1,597,467
ServiceNow, Inc. (a)	7,329	766,247
		20,408,773
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	65,716	16,678,064
Telecom Tower REITs - 0.3%
American Tower Corp.	4,785	825,795
Tobacco - 0.7%
Philip Morris International, Inc.	14,219	2,350,969
	Number of Shares	Fair Value
Trading Companies & Distributors - 1.3%
United Rentals, Inc.	3,742	$2,726,272
WW Grainger, Inc.	1,308	1,426,779
		4,153,051
Transaction & Payment Processing Services - 2.4%
Mastercard, Inc., Class A	5,491	2,743,633
Visa, Inc., Class A	16,247	4,910,493
		7,654,126
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	3,307	694,569
Total Common Stock (Cost $192,022,808)		305,375,744
Short-Term Investment - 4.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.64% (c)(d) (Cost $12,775,561)	12,775,561	12,775,561
Total Investments (Cost $204,798,369)		318,151,305
Other Assets and Liabilities, net - 0.4%		1,205,522
NET ASSETS - 100.0%		$319,356,827

Other Information:
The Fund had the following long futures contracts open at March 31, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	June 2026	41	$13,712,331	$13,470,038	$(242,293)
During the period ended March 31, 2026, the average notional value related to long futures contracts was $9,128,018.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional U.S. Equity Fund	3

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
(b)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2026.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$305,375,744	$—	$—	$305,375,744
Short-Term Investment	12,775,561	—	—	12,775,561
Total Investments in Securities	$318,151,305	$—	$—	$318,151,305
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(242,293)	$—	$—	$(242,293)
Total Other Financial Instruments	$(242,293)	$—	$—	$(242,293)

Affiliate Table

	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	12,123,720	$12,123,720	$40,995,639	$40,343,798	$—	$—	12,775,561	$12,775,561	$224,621
See Notes to Schedules of Investments and Notes to Financial Statements.

4	State Street Institutional U.S. Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments — March 31, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 95.0% †
Aerospace & Defense - 2.0%
AAR Corp. (a)	6,871	$752,100
AeroVironment, Inc. (a)	6,100	1,116,605
Astronics Corp. (a)	4,648	310,161
FTAI Aviation Ltd.	7,061	1,729,945
Karman Holdings, Inc. (a)	7,320	585,966
Kratos Defense & Security Solutions, Inc. (a)	18,060	1,273,411
Mercury Systems, Inc. (a)	9,354	682,000
Woodward, Inc.	8,623	3,086,344
		9,536,532
Agricultural & Farm Machinery - 0.9%
AGCO Corp.	30,643	3,550,605
Alamo Group, Inc.	5,192	856,524
		4,407,129
Agricultural Products & Services - 1.2%
Darling Ingredients, Inc. (a)	91,934	5,686,118
Apparel Retail - 1.7%
Abercrombie & Fitch Co., Class A (a)	4,469	408,332
Boot Barn Holdings, Inc. (a)	32,717	4,788,460
Buckle, Inc.	36,852	1,855,867
Revolve Group, Inc. (a)	44,070	996,423
		8,049,082
Apparel, Accessories & Luxury Goods - 0.2%
Kontoor Brands, Inc.	9,700	681,813
Application Software - 3.7%
ACI Worldwide, Inc. (a)	59,644	2,446,001
Alkami Technology, Inc. (a)	93,500	1,465,145
Blackbaud, Inc. (a)	48,292	1,864,554
BlackLine, Inc. (a)	36,987	1,368,519
Braze, Inc., Class A (a)	105,378	2,487,975
CCC Intelligent Solutions Holdings, Inc. (a)	307,743	1,846,458
Descartes Systems Group, Inc. (a)	2,900	207,524
Dynatrace, Inc. (a)	16,386	605,954
Guidewire Software, Inc. (a)	3,820	571,319
nCino, Inc. (a)	36,937	553,316
Nutanix, Inc., Class A (a)	58,500	2,223,585
Procore Technologies, Inc. (a)	7,337	418,209
Riot Platforms, Inc. (a)	12,740	157,466
	Number of Shares	Fair Value
Vertex, Inc., Class A (a)	94,800	$1,127,172
		17,343,197
Asset Management & Custody Banks - 0.5%
Hamilton Lane, Inc., Class A	18,600	1,848,840
StepStone Group, Inc., Class A	9,030	430,912
		2,279,752
Automobile Manufacturers - 0.3%
Thor Industries, Inc.	15,529	1,240,612
Automotive Parts & Equipment - 1.3%
Dana, Inc.	23,249	782,329
Dorman Products, Inc. (a)	42,600	4,445,736
Patrick Industries, Inc.	7,516	834,802
		6,062,867
Automotive Retail - 1.6%
Group 1 Automotive, Inc.	2,509	829,551
Murphy USA, Inc.	10,055	4,966,868
Valvoline, Inc. (a)	53,000	1,785,040
		7,581,459
Biotechnology - 2.6%
Abivax SA ADR (a)(b)	4,780	532,253
ADMA Biologics, Inc. (a)	16,331	147,142
Agios Pharmaceuticals, Inc. (a)	8,768	296,621
Ascendis Pharma AS ADR (a)(b)	8,289	1,895,943
Caris Life Sciences, Inc. (a)	65,500	1,171,140
Catalyst Pharmaceuticals, Inc. (a)	37,202	921,122
Emergent BioSolutions, Inc. (a)	114,839	953,164
Halozyme Therapeutics, Inc. (a)	12,301	795,014
Heron Therapeutics, Inc. (a)	581,371	465,155
Legend Biotech Corp. ADR (a)(b)	17,109	309,502
Madrigal Pharmaceuticals, Inc. (a)	722	377,945
Newamsterdam Pharma Co. NV (a)	7,890	252,559
Oruka Therapeutics, Inc. (a)	2,390	117,229
Revolution Medicines, Inc. (a)	4,357	423,718
Rhythm Pharmaceuticals, Inc. (a)	7,262	631,576
Vaxcyte, Inc. (a)	13,682	795,061
See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	5

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Veracyte, Inc. (a)	15,000	$483,150
Vericel Corp. (a)	46,200	1,486,254
Xenon Pharmaceuticals, Inc. (a)	5,725	332,909
		12,387,457
Brewers - 0.5%
Boston Beer Co., Inc., Class A (a)	9,771	2,251,238
Broadline Retail - 0.0%*
Pattern Group, Inc., Class A (a)	8,990	111,746
Building Products - 4.7%
AAON, Inc.	24,000	1,986,001
Armstrong World Industries, Inc.	20,802	3,428,170
AZZ, Inc.	9,549	1,194,866
CSW Industrials, Inc.	22,846	5,953,211
Gibraltar Industries, Inc. (a)	41,125	1,639,654
Modine Manufacturing Co. (a)	20,824	4,512,769
Simpson Manufacturing Co., Inc.	17,169	2,946,544
UFP Industries, Inc.	4,579	421,817
		22,083,032
Cargo Ground Transportation - 0.5%
RXO, Inc. (a)	22,093	322,999
Saia, Inc. (a)	5,167	1,815,064
		2,138,063
Coal & Consumable Fuels - 0.0%*
Uranium Energy Corp. (a)	12,120	163,620
Commercial & Residential Mortgage Finance - 0.2%
PennyMac Financial Services, Inc.	8,841	772,703
Commercial Printing - 0.1%
Brady Corp., Class A	7,300	593,052
Commodity Chemicals - 0.1%
Hawkins, Inc.	3,500	537,600
Communications Equipment - 1.0%
Calix, Inc. (a)	11,760	576,122
Extreme Networks, Inc. (a)	282,896	4,266,072
		4,842,194
	Number of Shares	Fair Value
Construction & Engineering - 1.4%
API Group Corp. (a)	13,970	$566,065
Comfort Systems USA, Inc.	1,108	1,527,921
IES Holdings, Inc. (a)	1,394	664,199
Legence Corp., Class A (a)	14,220	802,861
MYR Group, Inc. (a)	4,323	1,220,469
Primoris Services Corp.	5,527	790,582
Valmont Industries, Inc.	2,499	998,526
		6,570,623
Construction Machinery & Heavy Transportation Equipment - 0.4%
Astec Industries, Inc.	14,189	763,936
Manitowoc Co., Inc. (a)	33,874	394,632
Oshkosh Corp.	3,398	500,219
Terex Corp.	4,958	293,018
		1,951,805
Construction Materials - 0.1%
Eagle Materials, Inc.	2,406	455,817
Consumer Finance - 0.5%
FirstCash Holdings, Inc.	3,130	588,440
LendingClub Corp. (a)	16,180	231,697
PROG Holdings, Inc.	50,846	1,458,772
		2,278,909
Data Processing & Outsourced Services - 0.3%
Verra Mobility Corp. (a)	106,661	1,524,186
Distributors - 0.4%
LKQ Corp.	58,049	1,704,899
Diversified Financial Services - 0.1%
Jackson Financial, Inc., Class A	5,800	613,176
Diversified Metals & Mining - 0.1%
Materion Corp.	2,843	411,240
Diversified REITs - 0.1%
Essential Properties Realty Trust, Inc.	12,184	369,906
Diversified Support Services - 1.0%
Healthcare Services Group, Inc. (a)	126,558	2,347,651
RB Global, Inc.	20,000	1,917,000
See Notes to Schedules of Investments and Notes to Financial Statements.

6	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Vestis Corp. (a)	62,533	$491,509
		4,756,160
Education Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	21,286	1,748,219
Stride, Inc. (a)	9,148	806,579
		2,554,798
Electric Utilities - 1.1%
IDACORP, Inc.	36,908	5,276,737
Electrical Components & Equipment - 0.5%
Acuity, Inc.	1,117	313,006
EnerSys	4,760	826,907
Nextpower, Inc., Class A (a)	8,576	1,033,837
Regal Rexnord Corp.	1,975	369,838
		2,543,588
Electronic Components - 1.8%
Belden, Inc.	35,734	4,103,335
Littelfuse, Inc.	12,486	4,237,124
		8,340,459
Electronic Equipment & Instruments - 2.7%
Advanced Energy Industries, Inc.	7,493	2,418,066
Crane NXT Co.	94,888	3,851,504
Novanta, Inc. (a)	21,000	2,480,310
Ralliant Corp.	33,300	1,384,947
Vontier Corp.	66,248	2,349,817
		12,484,644
Electronic Manufacturing Services - 0.7%
Fabrinet (a)	1,517	791,146
Plexus Corp. (a)	12,468	2,525,269
		3,316,415
Environmental & Facilities Services - 0.2%
BrightView Holdings, Inc. (a)	50,179	591,610
Casella Waste Systems, Inc., Class A (a)	6,003	476,278
		1,067,888
Financial Exchanges & Data - 0.4%
MarketAxess Holdings, Inc.	11,300	1,864,274
Food Distributors - 0.5%
Chefs' Warehouse, Inc. (a)	5,200	309,140
	Number of Shares	Fair Value
Performance Food Group Co. (a)	22,279	$1,908,419
		2,217,559
Food Retail - 0.3%
Sprouts Farmers Market, Inc. (a)	17,195	1,326,250
Footwear - 0.1%
Birkenstock Holding PLC (a)	15,060	539,600
Forest Products - 0.9%
Louisiana-Pacific Corp.	60,479	4,399,847
Gas Utilities - 0.1%
UGI Corp.	17,964	654,249
Gold - 0.0%*
Coeur Mining, Inc. (a)	10,070	189,014
Health Care REITs - 0.3%
Community Healthcare Trust, Inc.	74,414	1,182,439
Healthcare Distributors - 0.6%
AdaptHealth Corp. (a)	242,715	2,888,309
Healthcare Equipment - 3.6%
AtriCure, Inc. (a)	52,800	1,506,384
Envista Holdings Corp. (a)	84,223	2,136,737
Glaukos Corp. (a)	19,600	2,110,136
Globus Medical, Inc., Class A (a)	18,500	1,593,960
Inspire Medical Systems, Inc. (a)	8,820	454,936
Integer Holdings Corp. (a)	19,351	1,702,888
LeMaitre Vascular, Inc.	5,931	647,487
LivaNova PLC (a)	4,905	311,762
Masimo Corp. (a)	10,440	1,856,963
Penumbra, Inc. (a)	7,300	2,397,101
PROCEPT BioRobotics Corp. (a)	62,000	1,550,620
SI-BONE, Inc. (a)	48,800	616,344
		16,885,318
Healthcare Facilities - 1.1%
Acadia Healthcare Co., Inc. (a)	51,544	1,205,614
U.S. Physical Therapy, Inc.	52,329	3,922,582
		5,128,196
See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	7

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Healthcare Services - 1.1%
Addus HomeCare Corp. (a)	5,503	$515,356
Castle Biosciences, Inc. (a)	50,555	1,241,125
GeneDx Holdings Corp. (a)	5,056	324,696
Guardant Health, Inc. (a)	5,710	527,433
Hinge Health, Inc., Class A (a)	21,858	842,844
Option Care Health, Inc. (a)	9,116	245,403
RadNet, Inc. (a)	28,294	1,581,352
		5,278,209
Healthcare Supplies - 0.3%
ICU Medical, Inc. (a)	3,527	455,512
Merit Medical Systems, Inc. (a)	16,000	1,102,880
		1,558,392
Healthcare Technology - 0.2%
HeartFlow, Inc. (a)	28,000	681,240
Simulations Plus, Inc. (a)	13,757	162,608
		843,848
Heavy Electrical Equipment - 0.4%
Bloom Energy Corp., Class A (a)	15,000	2,032,350
Home Building - 0.6%
Cavco Industries, Inc. (a)	823	398,571
Green Brick Partners, Inc. (a)	8,641	556,912
Installed Building Products, Inc.	1,825	483,899
Taylor Morrison Home Corp. (a)	19,406	1,130,205
TopBuild Corp. (a)	1,102	387,133
		2,956,720
Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc., Class A (a)	30,000	1,524,000
Hotel & Resort REITs - 0.3%
RLJ Lodging Trust	213,657	1,585,335
Hotels, Resorts & Cruise Lines - 0.4%
Wyndham Hotels & Resorts, Inc. (b)	20,500	1,665,215
Human Resource & Employment Services - 0.4%
First Advantage Corp. (a)	145,617	1,712,456
	Number of Shares	Fair Value
Industrial Machinery & Supplies & Components - 5.9%
Enerpac Tool Group Corp.	149,041	$5,435,525
Enpro, Inc.	2,890	724,378
Esab Corp.	23,550	2,276,343
Gates Industrial Corp. PLC (a)	27,395	619,401
Gorman-Rupp Co.	5,050	313,757
Helios Technologies, Inc.	9,704	627,946
ITT, Inc.	4,023	766,502
JBT Marel Corp.	8,000	1,022,960
Kadant, Inc.	13,961	4,081,498
Mueller Industries, Inc.	41,526	4,601,081
RBC Bearings, Inc. (a)	1,900	1,031,928
SPX Technologies, Inc. (a)	13,637	2,726,582
Standex International Corp.	9,250	2,357,455
Watts Water Technologies, Inc., Class A	2,900	841,841
		27,427,197
Industrial REITs - 0.9%
Americold Realty Trust, Inc.	28,955	331,824
EastGroup Properties, Inc.	14,941	2,765,430
First Industrial Realty Trust, Inc.	13,023	753,380
Lineage, Inc.	8,097	265,258
		4,115,892
Insurance Brokers - 0.4%
Baldwin Insurance Group, Inc. (a)	86,884	1,906,235
Internet Services & Infrastructure - 0.0%*
Applied Digital Corp. (a)	4,160	98,758
Investment Banking & Brokerage - 1.8%
Houlihan Lokey, Inc.	4,146	595,449
Piper Sandler Cos.	7,164	548,404
PJT Partners, Inc., Class A	11,500	1,606,780
Raymond James Financial, Inc.	22,023	3,188,710
StoneX Group, Inc. (a)	28,200	2,274,330
		8,213,673
IT Consulting & Other Services - 0.1%
Unisys Corp. (a)	137,507	284,640
Leisure Facilities - 0.2%
Life Time Group Holdings, Inc. (a)	24,390	657,067
See Notes to Schedules of Investments and Notes to Financial Statements.

8	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Planet Fitness, Inc., Class A (a)	6,000	$446,280
		1,103,347
Leisure Products - 0.4%
Acushnet Holdings Corp.	8,535	797,852
Polaris, Inc.	8,085	440,632
YETI Holdings, Inc. (a)	13,503	494,075
		1,732,559
Life Sciences Tools & Services - 2.2%
Adaptive Biotechnologies Corp. (a)	19,480	270,382
Azenta, Inc. (a)	57,823	1,221,800
BioLife Solutions, Inc. (a)	64,909	1,238,464
Bruker Corp.	75,246	2,717,886
ICON PLC (a)	5,981	661,857
Mesa Laboratories, Inc.	6,033	533,438
Repligen Corp. (a)	30,681	3,614,835
		10,258,662
Managed Healthcare - 0.1%
HealthEquity, Inc. (a)	5,430	453,785
Movies & Entertainment - 0.2%
IMAX Corp. (a)	18,050	686,081
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	24,275	1,036,057
Multi-Utilities - 0.1%
Avista Corp.	12,781	513,029
Office REITs - 0.7%
COPT Defense Properties	11,019	337,181
Cousins Properties, Inc.	96,944	2,188,026
Easterly Government Properties, Inc.	42,780	916,776
		3,441,983
Office Services & Supplies - 1.4%
MSA Safety, Inc.	39,891	6,540,129
Oil & Gas Equipment & Services - 1.0%
Atlas Energy Solutions, Inc.	34,712	455,421
Cactus, Inc., Class A	60,492	2,865,506
Oil States International, Inc. (a)	12,325	143,463
	Number of Shares	Fair Value
Solaris Energy Infrastructure, Inc.	13,113	$741,016
TechnipFMC PLC	6,300	435,519
		4,640,925
Oil & Gas Exploration & Production - 2.4%
Chord Energy Corp.	2,102	298,862
Matador Resources Co.	40,000	2,527,200
Northern Oil & Gas, Inc.	107,515	3,142,664
Permian Resources Corp., Class A	30,510	650,473
Range Resources Corp.	19,322	872,968
SM Energy Co.	120,732	3,764,424
		11,256,591
Oil & Gas Refining & Marketing - 0.2%
HF Sinclair Corp.	16,680	1,040,665
Other Specialty Retail - 0.2%
Upbound Group, Inc.	20,132	363,383
Warby Parker, Inc., Class A (a)	25,813	543,880
		907,263
Personal Care Products - 0.3%
elf Beauty, Inc. (a)	24,199	1,466,701
Pharmaceuticals - 0.5%
ANI Pharmaceuticals, Inc. (a)	8,673	666,954
Axsome Therapeutics, Inc. (a)	3,395	573,823
Corcept Therapeutics, Inc. (a)	12,899	519,958
Ligand Pharmaceuticals, Inc. (a)	1,794	358,172
		2,118,907
Property & Casualty Insurance - 2.1%
AMERISAFE, Inc.	39,506	1,316,735
Hamilton Insurance Group Ltd., Class B	10,599	316,168
Palomar Holdings, Inc. (a)	22,766	2,720,537
RLI Corp.	52,874	3,015,933
Selective Insurance Group, Inc.	7,505	565,802
Skyward Specialty Insurance Group, Inc. (a)	41,500	1,812,720
		9,747,895
Publishing - 0.5%
John Wiley & Sons, Inc., Class A	64,948	2,474,519
See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	9

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Real Estate Services - 0.2%
Cushman & Wakefield Ltd. (a)	85,179	$1,044,295
Regional Banks - 10.1%
1st Source Corp.	13,296	920,216
Atlantic Union Bankshares Corp.	14,622	522,590
Axos Financial, Inc. (a)	5,496	467,655
BancFirst Corp.	12,500	1,356,250
Bank OZK	21,079	967,315
BankUnited, Inc.	10,761	485,967
Central BanCo, Inc., Class A	73,060	1,749,787
Columbia Banking System, Inc.	85,805	2,353,631
Commerce Bancshares, Inc.	31,800	1,564,560
ConnectOne Bancorp, Inc.	17,736	474,793
Cullen/Frost Bankers, Inc.	30,734	4,213,017
East West Bancorp, Inc.	4,564	487,253
Enterprise Financial Services Corp.	9,141	494,620
Equity Bancshares, Inc., Class A	13,151	584,036
First Financial Bankshares, Inc.	64,000	1,884,800
Five Star Bancorp	12,656	477,384
Fulton Financial Corp.	111,158	2,260,954
German American Bancorp, Inc.	34,400	1,437,576
Heritage Commerce Corp.	41,902	522,937
Home BancShares, Inc.	26,833	722,613
Lakeland Financial Corp.	6,643	381,175
Live Oak Bancshares, Inc.	123,276	4,076,737
Metropolitan Bank Holding Corp.	7,576	631,005
National Bank Holdings Corp., Class A	24,361	953,977
Nicolet Bankshares, Inc.	6,500	966,030
Old Second Bancorp, Inc.	28,688	578,350
Origin Bancorp, Inc.	20,251	839,606
Preferred Bank	9,330	846,138
Prosperity Bancshares, Inc.	41,288	2,773,728
QCR Holdings, Inc.	9,751	833,223
Renasant Corp.	71,427	2,580,657
Stock Yards Bancorp, Inc.	17,700	1,173,333
Texas Capital Bancshares, Inc. (a)	8,340	791,299
Westamerica BanCorp	27,275	1,422,391
Wintrust Financial Corp.	9,850	1,368,559
WSFS Financial Corp.	48,418	3,169,442
		47,333,604
	Number of Shares	Fair Value
Research & Consulting Services - 0.1%
ICF International, Inc.	3,376	$220,419
Planet Labs PBC (a)	7,660	214,097
		434,516
Restaurants - 1.9%
Brinker International, Inc. (a)	8,500	1,213,545
Cava Group, Inc. (a)	20,500	1,658,450
Cheesecake Factory, Inc.	27,807	1,522,433
Dutch Bros, Inc., Class A (a)	8,970	454,420
First Watch Restaurant Group, Inc. (a)	51,100	535,528
Shake Shack, Inc., Class A (a)	9,695	857,717
Texas Roadhouse, Inc.	8,632	1,425,489
Wingstop, Inc.	8,100	1,255,257
		8,922,839
Retail REITs - 0.3%
Kite Realty Group Trust	24,796	608,742
Phillips Edison & Co., Inc.	14,580	545,583
		1,154,325
Security & Alarm Services - 0.9%
Brink's Co.	39,751	4,119,396
Semiconductor Materials & Equipment - 1.1%
Axcelis Technologies, Inc. (a)	5,690	529,625
Ichor Holdings Ltd. (a)	20,608	960,539
MKS, Inc.	2,320	533,159
Onto Innovation, Inc. (a)	15,012	3,078,511
		5,101,834
Semiconductors - 1.8%
Allegro MicroSystems, Inc. (a)	13,010	410,206
Credo Technology Group Holding Ltd. (a)	13,045	1,224,534
Diodes, Inc. (a)	7,258	495,431
Lattice Semiconductor Corp. (a)	4,350	403,506
Rambus, Inc. (a)	19,500	1,677,585
Semtech Corp. (a)	45,143	3,471,045
SiTime Corp. (a)	1,800	621,630
		8,303,937
Silver - 0.1%
Hecla Mining Co.	14,246	265,403
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	15,637	225,642
See Notes to Schedules of Investments and Notes to Financial Statements.

10	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Soft Drinks & Non-alcoholic Beverages - 1.0%
Celsius Holdings, Inc. (a)	58,615	$2,079,660
Primo Brands Corp., Class A	121,117	2,280,633
Vita Coco Co., Inc. (a)	8,780	420,650
		4,780,943
Specialized Consumer Services - 1.0%
Matthews International Corp., Class A	49,363	1,274,553
OneSpaWorld Holdings Ltd.	149,515	3,431,369
		4,705,922
Specialty Chemicals - 3.4%
Avient Corp.	83,187	3,019,688
HB Fuller Co.	12,546	773,837
Ingevity Corp. (a)	70,419	5,015,946
Quaker Chemical Corp.	16,800	2,087,064
Sensient Technologies Corp.	14,000	1,210,160
Solstice Advanced Materials, Inc.	12,605	959,997
Stepan Co.	59,585	2,978,058
		16,044,750
Steel - 0.4%
Commercial Metals Co.	30,833	1,894,071
Systems Software - 1.1%
Commvault Systems, Inc. (a)	22,000	1,713,580
Gitlab, Inc., Class A (a)	58,800	1,272,432
Progress Software Corp. (a)	12,909	331,116
SentinelOne, Inc., Class A (a)	139,100	1,791,608
		5,108,736
Technology Hardware, Storage & Peripherals - 0.6%
Corsair Gaming, Inc. (a)	133,678	741,913
Everpure, Inc., Class A (a)	32,700	1,930,608
	Number of Shares	Fair Value
IonQ, Inc. (a)	10,768	$310,441
		2,982,962
Timber REITs - 0.1%
Rayonier, Inc.	13,189	271,957
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	18,963	5,031,263
DNOW, Inc. (a)	26,513	315,770
Transcat, Inc. (a)	11,200	822,640
		6,169,673
Transaction & Payment Processing Services - 0.6%
EVERTEC, Inc.	20,976	591,943
Flywire Corp. (a)	74,618	868,553
Shift4 Payments, Inc., Class A (a)	29,111	1,273,024
		2,733,520
Water Utilities - 0.1%
American States Water Co.	7,900	597,398
Total Common Stock (Cost $366,023,829)		445,063,312
Short-Term Investment - 4.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.64% (c)(d) (Cost $21,976,914)	21,976,914	21,976,914
Total Investments (Cost $388,000,743)		467,040,226
Other Assets and Liabilities, net - 0.3%		1,323,529
NET ASSETS - 100.0%		$468,363,755
See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	11

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
Other Information:
The Fund had the following long futures contracts open at March 31, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	June 2026	48	$6,042,258	$6,029,280	$(12,978)
During the period ended March 31, 2026, the average notional value related to long futures contracts was $7,321,466.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2026.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$445,063,312	$—	$—	$445,063,312
Short-Term Investment	21,976,914	—	—	21,976,914
Total Investments in Securities	$467,040,226	$—	$—	$467,040,226
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(12,978)	$—	$—	$(12,978)
Total Other Financial Instruments	$(12,978)	$—	$—	$(12,978)

Affiliate Table

	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	27,569,011	$27,569,011	$103,136,790	$108,728,887	$—	$—	21,976,914	$21,976,914	$521,672
See Notes to Schedules of Investments and Notes to Financial Statements.

12	State Street Institutional Small-Cap Equity Fund

State Street Institutional U.S. Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/26(a)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Inception date						11/25/97
Net asset value, beginning of period	$13.87	$13.88	$10.16	$9.74	$17.26	$13.97
Income/(loss) from investment operations:
Net investment income(b)	0.05	0.10	0.11	0.10	0.11	0.13
Net realized and unrealized gains/(losses) on investments(b)	(0.43)	1.76	3.79	1.85	(1.80)	3.86
Total income/(loss) from investment operations	(0.38)	1.86	3.90	1.95	(1.69)	3.99
Less distributions from:
Net investment income	(0.07)	(0.11)	(0.10)	(0.11)	(0.13)	(0.14)
Net realized gains	(0.94)	(1.76)	(0.08)	(1.42)	(5.70)	(0.56)
Total distributions	(1.01)	(1.87)	(0.18)	(1.53)	(5.83)	(0.70)
Net asset value, end of period	$12.48	$13.87	$13.88	$10.16	$9.74	$17.26
Total Return(c)	(3.21)%	15.31%	38.88%	22.36%	(16.99)%	29.41%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$319,229	$319,724	$301,776	$218,221	$176,243	$572,329
Ratios to average net assets:
Gross expenses	0.38%(d)	0.38%	0.39%	0.40%	0.38%	0.37%
Net investment income	0.70%(d)	0.80%	0.90%	1.01%	0.78%	0.81%
Portfolio turnover rate	21%	43%	58%	39%	29%	35%

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.

Financial Highlights	13

State Street Institutional U.S. Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated

	Service Class
	3/31/26(a)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Inception date						1/3/01
Net asset value, beginning of period	$16.53	$16.17	$11.80	$11.08	$18.86	$15.21
Income/(loss) from investment operations:
Net investment income(b)	0.02	0.08	0.09	0.09	0.09	0.10
Net realized and unrealized gains/(losses) on investments(b)	(0.52)	2.11	4.43	2.13	(2.08)	4.21
Total income/(loss) from investment operations	(0.50)	2.19	4.52	2.22	(1.99)	4.31
Less distributions from:
Net investment income	(0.03)	(0.07)	(0.07)	(0.08)	(0.09)	(0.10)
Net realized gains	(0.94)	(1.76)	(0.08)	(1.42)	(5.70)	(0.56)
Total distributions	(0.97)	(1.83)	(0.15)	(1.50)	(5.79)	(0.66)
Net asset value, end of period	$15.06	$16.53	$16.17	$11.80	$11.08	$18.86
Total Return(c)	(3.43)%	15.10%	38.60%	21.99%	(17.16)%	29.10%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$128	$133	$122	$88	$118	$268
Ratios to average net assets:
Gross expenses	0.63%(d)	0.63%	0.64%	0.65%	0.63%	0.62%
Net investment income (loss)	0.26%(d)	0.55%	0.65%	0.76%	0.62%	0.56%
Portfolio turnover rate	21%	43%	58%	39%	29%	35%

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.

14	Financial Highlights

State Street Institutional Small-Cap Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/26(a)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Inception date						8/3/98
Net asset value, beginning of period	$17.36	$18.97	$16.65	$15.49	$22.15	$15.55
Income/(loss) from investment operations:
Net investment income(b)	0.04	0.09	0.10	0.11	0.05	0.02
Net realized and unrealized gains/(losses) on investments(b)	(0.25)	0.19	3.56	1.84	(3.38)	7.19
Total income/(loss) from investment operations	(0.21)	0.28	3.66	1.95	(3.33)	7.21
Less distributions from:
Net investment income	(0.08)	(0.16)	(0.13)	(0.04)	(0.03)	(0.04)
Net realized gains	(2.51)	(1.73)	(1.21)	(0.75)	(3.30)	(0.57)
Total distributions	(2.59)	(1.89)	(1.34)	(0.79)	(3.33)	(0.61)
Net asset value, end of period	$14.56	$17.36	$18.97	$16.65	$15.49	$22.15
Total Return(c)	(1.71)%	1.57%	22.81%	12.79%	(18.14)%	46.98%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$466,710	$525,346	$763,677	$1,018,088	$945,933	$1,308,410
Ratios to average net assets:
Net expenses	0.75%(d)	0.75%	0.75%	0.75%	0.79%	0.88%
Gross expenses	0.93%(d)	0.91%	0.89%	0.89%	0.88%	0.88%
Net investment income	0.53%(d)	0.52%	0.55%	0.67%	0.27%	0.10%
Portfolio turnover rate	23%	45%	38%	29%	30%	42%

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.

Financial Highlights	15

State Street Institutional Small-Cap Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated

	Service Class
	3/31/26(a)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Inception date						9/30/05
Net asset value, beginning of period	$17.30	$18.90	$16.59	$15.45	$22.11	$15.53
Income/(loss) from investment operations:
Net investment income (loss)(b)	0.02	0.05	0.05	0.07	0.01	(0.03)
Net realized and unrealized gains/(losses) on investments(b)	(0.24)	0.19	3.56	1.82	(3.37)	7.18
Total income/(loss) from investment operations	(0.22)	0.24	3.61	1.89	(3.36)	7.15
Less distributions from:
Net investment income	(0.04)	(0.11)	(0.09)	—	—	—
Net realized gains	(2.51)	(1.73)	(1.21)	(0.75)	(3.30)	(0.57)
Total distributions	(2.55)	(1.84)	(1.30)	(0.75)	(3.30)	(0.57)
Net asset value, end of period	$14.53	$17.30	$18.90	$16.59	$15.45	$22.11
Total Return(c)	(1.81)%	1.33%	22.53%	12.41%	(18.28)%	46.60%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,654	$1,872	$1,941	$1,653	$1,571	$2,078
Ratios to average net assets:
Net expenses	1.00%(d)	1.00%	1.00%	1.00%	1.04%	1.13%
Gross expenses	1.18%(d)	1.16%	1.14%	1.14%	1.13%	1.13%
Net investment income (loss)	0.28%(d)	0.27%	0.30%	0.42%	0.03%	(0.14)%
Portfolio turnover rate	23%	45%	38%	29%	30%	42%

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.

16	Financial Highlights

State Street Institutional Funds
Statements of Assets and Liabilities — March 31, 2026 (Unaudited)

	State Street Institutional U.S. Equity Fund	State Street Institutional Small-Cap Equity Fund
Assets
Investments in unaffiliated securities, at fair value (cost $192,022,808 and $366,023,829, respectively)	$305,375,744	$445,063,312
Investments in affiliated securities, at fair value (cost $12,775,561 and $21,976,914, respectively)	12,775,561	21,976,914
Net cash collateral on deposit with broker for future contracts	1,683,988	837,124
Receivable for investments sold	3,150,737	727,002
Income receivables	114,882	262,815
Receivable for fund shares sold	53,798	121,485
Income receivable from affiliated investments	43,464	78,076
Total assets	323,198,174	469,066,728
Liabilities
Payable for investments purchased	2,891,223	375,368
Payable for fund shares redeemed	598,978	4,829
Payable for accumulated variation margin on futures contracts	242,191	12,868
Payable to the Adviser	103,499	304,231
Distribution and service fees	28	360
Accrued other expenses	5,428	5,317
Total liabilities	3,841,347	702,973

Net Assets	$319,356,827	$468,363,755
Net Assets Consist of:
Capital paid in	$201,340,214	$377,177,363
Total distributable earnings	118,016,613	91,186,392
Net Assets	$319,356,827	$468,363,755

Investment Class:
Net Assets	$319,228,757	$466,709,848
Shares outstanding ($0.001 par value, unlimited shares authorized)	25,586,148	32,055,906
Net asset value, offering and redemption price per share	$12.48	$14.56

Service Class:
Net Assets	$128,070	$1,653,907
Shares outstanding ($0.001 par value, unlimited shares authorized)	8,505	113,862
Net asset value, offering and redemption price per share	$15.06	$14.53
The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	17

State Street Institutional Funds
Statements of Operations — For the period ended March 31, 2026 (Unaudited)

	State Street Institutional U.S. Equity Fund	State Street Institutional Small-Cap Equity Fund
Investment Income
Income
Dividend	$1,519,741	$2,732,232
Interest	7,799	10,560
Income from affiliated investments	224,621	521,672
Less: Foreign taxes withheld	—	(1,971)
Total income	1,752,161	3,262,493
Expenses
Advisory and administration fees	605,488	2,346,200
Distribution and service fees
Service Class	217	2,218
Trustees' fees	11,888	12,215
Other expenses	—	965
Total expenses before waivers	617,593	2,361,598
Less: Expenses waived or borne by the adviser	—	(452,025)
Net expenses	617,593	1,909,573
Net investment income / (loss)	$1,134,568	$1,352,920
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$8,608,933	$27,404,296
Futures	(317,391)	448,205
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(20,230,130)	(37,151,725)
Futures	(315,345)	(121,806)
Net realized and unrealized gain (loss) on investments	(12,253,933)	(9,421,030)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,119,365)	$(8,068,110)
The accompanying Notes are an integral part of these financial statements.

18	Statements of Operations

State Street Institutional Funds
Statements of Changes in Net Assets

	State Street Institutional U.S. Equity Fund		State Street Institutional Small-Cap Equity Fund
	Six Months Ended March 31, 2026	Year Ended September 30, 2025	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,134,568	$2,406,035	$1,352,920	$3,308,708
Net realized gain (loss) on investments and futures	8,291,542	21,339,589	27,852,501	95,194,659
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(20,545,475)	20,400,560	(37,273,531)	(111,530,032)
Net increase (decrease) from operations	(11,119,365)	44,146,184	(8,068,110)	(13,026,665)
Distributions to shareholders:
Total distributions
Investment Class	(23,142,655)	(39,560,043)	(74,993,290)	(74,873,712)
Service Class	(7,742)	(13,704)	(259,646)	(187,327)
Total distributions	(23,150,397)	(39,573,747)	(75,252,936)	(75,061,039)
Increase (decrease) in assets from operations and distributions	(34,269,762)	4,572,437	(83,321,046)	(88,087,704)
Share transactions:
Proceeds from sale of shares
Investment Class	32,510,823	44,177,556	24,851,563	93,555,789
Service Class	1,782,013	—	97,854	112,562
Value of distributions reinvested
Investment Class	19,576,804	34,487,113	74,993,290	74,873,712
Service Class	7,742	13,704	259,646	187,327
Cost of shares redeemed
Investment Class	(18,327,348)	(65,284,884)	(75,447,554)	(318,838,239)
Service Class	(1,780,752)	(6,085)	(288,383)	(203,248)
Net increase (decrease) from share transactions	33,769,282	13,387,404	24,466,416	(150,312,097)
Total increase (decrease) in net assets	(500,480)	17,959,841	(58,854,630)	(238,399,801)
Net Assets
Beginning of period	319,857,307	301,897,466	527,218,385	765,618,186
End of period	$319,356,827	$319,857,307	$468,363,755	$527,218,385
Changes in Fund Shares
Investment Class
Shares sold	2,422,537	3,553,768	1,570,898	5,466,960
Issued for distributions reinvested	1,471,940	2,836,111	4,979,634	4,360,729
Shares redeemed	(1,356,945)	(5,082,697)	(4,756,854)	(19,822,328)
Net increase (decrease) in fund shares	2,537,532	1,307,182	1,793,678	(9,994,639)
Service Class
Shares sold	108,132	—	6,160	6,547
Issued for distributions reinvested	482	944	17,264	10,929
Shares redeemed	(108,186)	(402)	(17,760)	(11,970)
Net increase (decrease) in fund shares	428	542	5,664	5,506
The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	19

State Street Institutional Funds
Notes to Financial Statements — March 31, 2026 (Unaudited)
1.Organization of the Funds
State Street Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. The Trust is comprised of the following two series (each, a “Fund” and collectively, the “Funds”):  State Street Institutional U.S. Equity Fund and State Street Institutional Small-Cap Equity Fund. Each Fund presently offers two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus). Each Fund is a diversified investment company within the meaning of the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•
Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued

20	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•
Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•
Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•
Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•
Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2026 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The

Notes to Financial Statements	21

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
Funds’ policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such redesignations for which actual information has not yet been reported.
Expenses Each Fund pays a “unitary fee” to SSGA FM equivalent to the Fund’s advisory and administration fee. This fee includes all operating expenses payable by each Fund, except for fees and expenses associated with the Trust’s independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Distributions Distributions from net investment income, if any, are declared and paid annually for all Funds.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Derivative Financial Instruments
Futures Contracts Each Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in the Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures

22	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
contracts do not correlate with the movement of the assets underlying such contracts. For the period ended March 31, 2026, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2026 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$242,191	$—	$242,191
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$12,868	$—	$12,868

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	(317,391)	$—	$(317,391)
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$448,205	$—	$448,205

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	(315,345)	$—	$(315,345)
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	(121,806)	$—	$(121,806)

Notes to Financial Statements	23

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Average Daily Net Assets of the Fund	Management Fee
State Street Institutional U.S. Equity Fund	First $25 million	0.55%
	Next $25 million	0.45%
	Over $50 million	0.35%
State Street Institutional Small-Cap Equity Fund	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%
Each Fund’s Management Fee is a “unitary” fee that includes all operating expenses payable by the Fund, except for fees and expenses associated with the Independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).
SSGA FM is contractually obligated until January 31, 2027 (i) to waive up to the full amount of the advisory fee payable by the State Street Institutional Small-Cap Equity Fund, and/or (ii) to reimburse the State Street Institutional Small-Cap Equity Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, and certain class specific expenses, such as distribution and shareholder servicing) exceed 0.75% of average daily net assets on an annual basis. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to January 31, 2027 except with approval of the Board.
For the period ended March 31, 2026, fees waived and expenses reimbursed by the Adviser, pursuant to this agreement for State Street Institutional Small-Cap Equity Fund, were $452,025.
Distribution and Shareholder Servicing Fees The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Each Fund pays State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets of such Fund attributable to the Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.
Due to Custodian In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Funds.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2026 are disclosed in the Schedules of Investments.
6.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the State Street Institutional Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, LP.; (ii) Champlain Investment Partners, LLC; (iii) Kennedy Capital Management, LLC; (iv) SouthernSun Asset Management, LLC; and (v) Westfield Capital Management Company, L.P. SSGA FM is responsible for allocating the State Street Institutional Small-Cap Equity Fund’s assets among the sub-advisers in

24	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
its discretion (“Allocated Assets”), and for managing the State Street Institutional Small-Cap Equity Fund’s cash position, while each subadviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
7.Trustees' Fees
The fees and expenses of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended March 31, 2026 were as follows:
	Other Securities
Fund	Purchases	Sales
State Street Institutional U.S. Equity Fund	$76,095,633	$66,524,874
State Street Institutional Small-Cap Equity Fund	112,444,113	158,298,098
9.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2025, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional U.S. Equity Fund	$207,094,340	$118,784,493	$7,969,821	$110,814,672
State Street Institutional Small-Cap Equity Fund	388,000,743	114,803,817	35,777,312	79,026,505
10.Line of Credit
The State Street Institutional Small-Cap Equity Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.

Notes to Financial Statements	25

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The State Street Institutional Small-Cap Equity Fund had no outstanding loans as of March 31, 2026.
11.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

26	Notes to Financial Statements

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosure for open-end management investment companies is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the Registrant.

(a)(3) A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	June 4, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	June 4, 2026